FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Carrying Values and Fair Values of Non-Current Financial Assets and Liabilities
We show the carrying values and the fair values of noncurrent financial assets and liabilities that qualify as financial instruments, determined under current guidance for disclosures on the fair value of financial instruments, in the following table:

	At Year-End 2013		At Year-End 2012
($ in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cost method investments	$16	$17	$21	$23
Senior, mezzanine, and other loans	142	145	180	172
Marketable securities and other debt securities	111	111	56	56
Total long-term financial assets	$269	$273	$257	$251

Senior Notes	$(2,185)	$(2,302)	$(1,833)	$(2,008)
Commercial paper	(834)	(834)	(501)	(501)
Other long-term debt	(123)	(124)	(130)	(139)
Other long-term liabilities	(50)	(50)	(69)	(69)
Total long-term financial liabilities	$(3,192)	$(3,310)	$(2,533)	$(2,717)